CANTOR FITZGERALD COMMODITY STRATEGY TRUST

CANTOR FITZGERALD COMMODITY RETURN STRATEGY FUND

(Class A Shares: CRSAX)

(Class C Shares: CRSCX)

(Class I Shares: CRSOX)

Supplement dated June 4, 2026

to the Statement of Additional Information dated April 1, 2026 (the “SAI”)

The section “Miscellaneous” in the SAI is deleted in its entirety and replaced with the following:

Miscellaneous

As of March 16, 2026, the names, address and percentage of ownership of other persons that control the Fund (within the meaning of the rules and regulations under the 1940 Act) or own of record 5% or more of a class of the Fund’s outstanding shares were as follows:

Class A

Name and Address	Type of Ownership	Percent Owned*
John Hancock Trust Company LLC 200 Berkeley St, Ste 7 Boston, MA 02116-5038	Record	48.60%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	Record	8.14%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	Record	8.06%

Class C

Name and Address	Type of Ownership	Percent Owned*
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	Record	59.10%
Raymond James Omnibus for Mutual Funds 880 Carillon PKWY Saint Petersburg, FL 33716-1100	Record	10.14%

Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza Fl 12 New York, NY 10004-1965	Record	7.99%
Charles Schwab & Co Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main St San Francisco, CA 94105-1901	Record	6.90%

Class I

Name and Address	Type of Ownership	Percent Owned*
Merrill Lynch Pierce Fenner & Smith Inc. Building 1 Team A Floor 2 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	Record	28.97%
Nat'l Financial SVCS Corp FBO Customers 200 Liberty St Fl 5 New York, NY 10281-1119	Record	22.39%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	Record	15.73%
JP Morgan Securities LLC Omnibus Account for Exclusive Benefit of Customers 4 Chase Metrotech Center Brooklyn, NY 11245-0003	Record	12.81%

*Shareholders owning 25% or more of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a vote of Shareholders.

Please retain this Supplement for future reference.